Commitments and Contingencies, Commitments under Purchase Agreements (Details) - M/T Wonder Altair [Member] - USD ($) $ in Thousands	May 30, 2025	Jun. 30, 2025
Commitments Under Purchase Agreements [Abstract]
Purchase price	$ 36,250
Remaining commitment for vessel acquisition		$ 30,800
Percentage of purchase price remaining to be paid		85.00%